Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments with Off-Balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2022	2021
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$811,957	$672,693
Standby letters of credit	8,371	9,208